SUBSEQUENT EVENTS (Details) - OLD PlayStudios, Inc. - Boss Fight - Subsequent event $ in Millions	Feb. 17, 2021 USD ($) item
Subsequent Event [Line Items]
Loan receivable | $	$ 5
Number of existing games | item	2
Interest rate (in percent)	0.14%